SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 18	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location based services and Wireless communications products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location based services:

The Location based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides Location based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location, and automatic vehicle identification.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Year ended December 31, 2017
Revenues	169,752	64,884	234,636
Operating income	55,012	1,523	56,535
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777
Expenditures for assets	9,346	681	10,027
Depreciation and amortization	10,030	328	10,358

Year ended December 31, 2016
Revenues	141,940	57,634	199,574
Operating income	44,045	3,953	47,998
Assets	84,777	15,793	100,570
Goodwill	1,562	1,844	3,406
Expenditures for assets	9,063	268	9,331
Depreciation and amortization	8,980	180	9,160

Year ended December 31, 2015
Revenues	127,683	47,945	175,628
Operating income	37,268	3,376	40,644
Assets	62,236	10,463	72,699
Goodwill	1,539	1,817	3,356
Expenditures for assets	14,478	393	14,871
Depreciation and amortization	8,636	152	8,788
Impairment of goodwill and intangible assets	-	929	929

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, non-operating other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Year ended December 31,
(in thousands)	2017	2016	2015

Total revenues of reportable segment and consolidated revenues	234,636	199,574	175,628

Operating income
Total operating income for reportable segments	56,535	47,998	40,644
Unallocated amounts:
Financing income, net	(989)	2,056	1,189
Consolidated income before taxes on income	55,546	50,054	41,833

Assets
Total assets for reportable segments (*)	116,353	103,976	76,055
Other unallocated amounts:
Current assets	59,412	43,874	46,119
Investments in affiliated and other companies	16,221	12,060	4,783
Property and equipment, net	15,092	10,912	8,730
Other unallocated amounts	8,081	7,197	6,316
Consolidated total assets (at year end)	215,159	178,019	142,003

Other significant items
Total expenditures for assets of reportable segments	10,027	9,331	14,871
Unallocated amounts	6,281	4,498	3,676
Consolidated total expenditures for assets	16,308	13,829	18,547

Total depreciation, amortization and impairment for reportable segments	10,358	9,160	9,717
Unallocated amounts	3,161	2,475	2,245
Consolidated total depreciation, amortization and impairment	13,519	11,635	11,962

(*)	Including goodwill.
E.	Geographic information

	Revenues
	Year ended December 31,
(in thousands)	2017	2016	2015

Israel	116,391	101,273	88,556
United States	8,537	8,697	7,811
Brazil	89,455	70,982	58,403
Argentina	15,211	14,772	17,324
Others	5,042	3,850	3,534
Total	234,636	199,574	175,628

	Property and equipment, net
	December 31,
(in thousands)	2017	2016	2015

Israel	16,757	11,973	9,934
United States	118	106	73
Brazil	17,969	19,188	17,228
Argentina	4,203	4,377	4,279
Total	39,047	35,644	31,514

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During 2017, 2016 and 2015, there were no sales exceeding 10% of total revenues to none of our customers.